Securities - Summary of Securities at Fair Value Through Other Comprehensive Income (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Fair value through other comprehensive income	R$ 19,039,044	R$ 2,616,118
Expected credit losses	55,564	9,410	R$ 8,220
National Treasury Bills
Disclosure of financial assets [line items]
Expected credit losses	8,855
National Treasury Bills | Gross carrying amount
Disclosure of financial assets [line items]
Fair value through other comprehensive income	19,011,499	2,608,325
National Treasury Bills | Fair value
Disclosure of financial assets [line items]
Fair value through other comprehensive income	R$ 19,039,044	R$ 2,616,118